Share and Other Capital	3 Months Ended
Mar. 31, 2020
Share And Other Capital
Share and Other Capital

14	Share and other capital

The Company has an unlimited number of authorized common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

On February 21, 2020, the Company closed a registered direct offering for 3,478,261 common shares, at a purchase price of $1.29 per share, priced at-the-market. Additionally, the Company issued to the investors unregistered warrants to purchase up to an aggregate of 2,608,696 common shares in a concurrent private placement. The warrants have an exercise price of $1.20 per common share, are exercisable immediately and will expire five and one-half years following the date of issuance. The Company also issued 243,478 warrants to the placement agent with an exercise price of $1.62 per common share, which are exercisable immediately and will expire five years following the date of issuance. The net cash proceeds to the Company from the offering totaled approximately $3,900. The gross proceeds of $4,500 was allocated as $2,325 to warrants based on the ascribed fair value (note 12) and the remaining gross proceeds of $2,175 were allocated to share capital. The transaction costs of $600 were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs. The transaction costs of $310 allocated to the warrant liability were recorded as expense in the statement of comprehensive income (loss).

On September 20, 2019, the Company entered into a securities purchase agreement with U.S. institutional investors to purchase $4,988 (before total transaction costs of $786) of its common shares in a registered direct offering and warrants to purchase common shares in a concurrent private placement (together, the “Offering”). The combined purchase price for one common share and one warrant was $1.50. Under the terms of the securities purchase agreement, the Company sold 3,325,000 common shares. In a concurrent private placement, the Company issued warrants to purchase up to an aggregate of 3,325,000 common shares. The warrants are exercisable commencing six months from the date of issuance, have an exercise price of $1.65 per share and expire 5 years following the date of issuance. The gross proceeds of $4,988 was allocated as $3,457 to warrants based on the ascribed fair value and the remaining gross proceeds of $1,531 were allocated to share capital. The transaction costs of $795 were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs. The transaction costs of $550 allocated to the warrant liability were recorded as expense in the statement of comprehensive income (loss).

Shareholder rights plan

Effective May 8, 2019, the shareholders re-approved the Company’s shareholder rights plan (the “Rights Plan”) that provides the board of directors and the Company’s shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, to pursue other alternatives for maximizing shareholder value. Under the Rights Plan, one right has been issued for each currently issued common share, and one right will be issued with each additional common share that may be issued from time to time.

Other capital

The Company accounts for costs associated with share-based compensation from security grants under its long-term incentive plan and stock option plans as other capital in its consolidated statements of changes in shareholders’ equity (deficiency) and as general and administrative expenses in its consolidated statements of comprehensive income (loss).

Long-term incentive plan

The following tables summarizes the activity under the LTIP and the Stock Option Plan:

	Three months ended		Year ended
	March 31, 2020		December 31, 2019
US dollar-denominated stock options and DSU	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)
Balance – Beginning of the period	953,116	3.38	888,816	3.66
Granted	—	—	335,000	2.00
Exercised	—	—	(163,850)	2.42
Canceled/Forfeited	(330,350)	2.14	(6,000)	13.39
Expired	(77,850)	2.37	(100,850)	2.24
	544,916	4,27	953,116	3.38

	Three months ended		Year ended
	March 31, 2020		December 31, 2019
Canadian dollar-denominated options	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)
Balance – Beginning of the period	441	912.00	869	743.56
Expired	—	—	(428)	570.00
Balance – End of the period	441	912.00	441	912.00